PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment

The components of property, plant and equipment were as follows:

	December 31, 2020	June 30, 2020

Buildings	$5,011,200	$4,601,685
Machinery and equipment	3,222,821	2,822,686
Office equipment	73,665	67,091
Automobiles	106,999	98,848
Subtotal	8,414,685	7,590,310
Less: Accumulated depreciation	(1,413,533)	(1,016,373)
Property, plant and equipment, net	$7,001,152	$6,573,937

The components of property, plant and equipment were as follows:

	June 30, 2020	June 30, 2019

Buildings	$4,601,685	$4,661,535
Machinery and equipment	2,822,686	3,036,339
Office equipment	67,091	60,052
Automobiles	98,848	101,793
Subtotal	7,590,310	7,859,719
Less: Accumulated depreciation	(1,016,373)	(351,082)
Property, plant and equipment, net	$6,573,937	$7,508,637